Fees Summary	Jun. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 118,800,000.00
Total Fee Amount	16,406.28
Total Offset Amount	0.00
Net Fee	$ 16,406.28
Offering Table N/A
Offset Table N/A	N/A